Payroll and Social Charges - Schedule of Payroll and Social Charges (Details) - Payroll and social charges [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Payroll and Social Charges [Line Items]
Social charges in installments	$ 356,545	$ 489,520
Bonus and vacation along with related social charges	804,551	736,138
Salaries and related social charges	561,990	503,400
Others	65,383	58,626
Payroll and social charges	1,788,469	1,787,684
Breakdown:
Current liabilities	1,435,751	1,297,181
Non-current liabilities	352,718	490,503
Total liabilities	$ 1,788,469	$ 1,787,684